PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Summary of Property Plant and Equipment

	Useful Life (years)	September 30, 2013 (Unaudited)	December 31, 2012
Furniture and fixtures	5	$23,081	$22,479
Vehicles	4	242,960	236,617
Electronic equipment	3	123,683	120,454
Leasehold improvement	3	180,475	123,006
Less: accumulated depreciation		(290,218)	(199,930)
Property and equipment, net		$279,981	$302,626

	Useful Life	December 31, 2012	December 31, 2011

Furniture and fixtures	5	$22,479	$22,302
Motor vehicles	44	236,617	78,260
Electronic equipment	33	120,454	82,127
Leasehold improvement	33	123,006	-
Less: accumulated depreciation		(199,930)	(132,528)
Property and equipment, net		$302,626	$50,161